BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Schedule of brokerage commission and handling charge expenses

	Year ended December 31,
	2017	2018	2019
	(HK$in thousands)
Commission, handling and settlement expenses	35,643	78,581	95,064
IPO subscription service charge expenses	1,134	1,546	5,486
Total	36,777	80,127	100,550